COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 551
Less than one year
Disclosure of contingent liabilities [line items]
Total commitments	551
Operating lease payments
Disclosure of contingent liabilities [line items]
Total commitments	2
Operating lease payments | Less than one year
Disclosure of contingent liabilities [line items]
Total commitments	2
Drilling services
Disclosure of contingent liabilities [line items]
Total commitments	255
Drilling services | Less than one year
Disclosure of contingent liabilities [line items]
Total commitments	255
Equipment purchases
Disclosure of contingent liabilities [line items]
Total commitments	294
Equipment purchases | Less than one year
Disclosure of contingent liabilities [line items]
Total commitments	$ 294